Discontinued Operations - Schedule of Statement of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Statement of Cash Flows [Abstract]
Operating activities		$ (1,215,787)	$ (1,156,076)
Investing activities		75	70,582
Financing activities		1,175,883	900,115
Net cash from discontinued operations		$ (39,829)	$ (185,379)